Goodwill and Intangible Assets - Schedule of Changes in Carrying Amount of Goodwill (Details) $ in Thousands	3 Months Ended
Mar. 31, 2020 USD ($)
Balance as of December 31, 2019	$ 574,764
Adjustments
Balance as of March 31, 2020	574,764
Production Services [Member]
Balance as of December 31, 2019	419,646
Adjustments
Balance as of March 31, 2020	419,646
Drilling and Evaluation Services [Member]
Balance as of December 31, 2019	155,118
Adjustments
Balance as of March 31, 2020	$ 155,118